Total
Cambria Venture ETF
Cambria Venture ETF
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Cambria Venture ETF Cambria Venture ETF
Management Fee:	0.59%	[1]
Distribution and/or Service (12b-1) Fees:	none
Other Expenses:	none	[2]
Total Annual Fund Operating Expenses:	0.59%
[1]	Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s expenses, except for the management fee, payments under the Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which Cambria ETF Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
[2]	Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	One Year:	Three Years:
Cambria Venture ETF | Cambria Venture ETF | USD ($)	60	189

Portfolio Turnover

The Fund may pay transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its total assets in U.S. exchange-listed equity securities. The Fund does not include, and the Fund does not invest in, venture capital funds or venture capital start-up companies.

Cambria Investment Management, L.P. (“Cambria” of the “Adviser”) serves as the Fund’s investment adviser and uses a proprietary algorithm designed to generate returns that mimic the returns of U.S. venture capital funds. Venture capital funds are not listed on public exchanges and typically invest directly in private companies to provide equity financing that addresses the funding needs of entrepreneurial companies that for reasons of size, assets, and stage of development cannot seek capital from more traditional sources, such as public markets and banks. These companies tend to have short operating histories that involve novel technology, products and services. To achieve such returns, Cambria’s algorithm identifies and selects U.S. exchange-listed equities that exhibit factor characteristics commonly associated with the equity securities of private companies funded by venture capital funds. These factors include, but are not limited to, a company’s size, valuation and leverage. Cambria believes that a composite approach using multiple related factors to rank the available stock universe can improve the robustness of the Fund’s portfolio versus a reliance on any one factor in stock selection.

To be eligible for inclusion in the Fund, equity securities must pass certain market capitalization and liquidity requirements. The eligible Fund universe will be comprised of U.S. equities with a market capitalization greater than $100 million and less than $10 billion. Cambria’s proprietary algorithm will tend to select stocks of companies that (i) have shorter operating histories, (ii) have smaller market capitalizations, and (iii) are priced inexpensively relative to the market. Cambria’s algorithm also identifies companies based on their leverage (e.g., a company’s debt/asset ratio) and value metrics, including, but not limited to, price-to-sales (P/S) ratio, price-to-earnings (P/E) ratio and enterprise multiple (EV/EBITDA). In addition, Cambria’s algorithm will tend to allocate Fund assets to companies in industries favored by venture capital firms, including industries within the health care and information technology sectors. For additional information about the algorithm and its value metrics, see the section titled “Additional Information about the Fund’s Investment Strategies and Risks.”

The Fund will be comprised of, approximately, the top 50 stocks as determined by Cambria’s proprietary valuation algorithm and will be approximately equally weighted. The Fund’s portfolio is rebalanced periodically, but no less frequently than annually, to meet Cambria’s internal target allocations, which are developed pursuant to Cambria’s quantitative strategy.

Cambria has discretion on a daily basis to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective and may experience high portfolio turnover. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions.

Principal Risks
Performance

The Fund has not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. As always, please note that the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.cambriafunds.com.